Summary of Changes in Quantities of Proved Oil and Natural Gas Reserves (Parenthetical) (Detail)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Oil
Reserve Quantities [Line Items]
Price before field differentials used in determining future net revenues	94.71	96.19	79.43
Natural Gas
Reserve Quantities [Line Items]
Price before field differentials used in determining future net revenues	2.76	4.11	4.38